Other Charges - Restructuring Provision (Details) $ in Thousands	12 Months Ended
Jan. 31, 2025 USD ($)
Fiscal 2024 Restructuring Plan
Balance	$ 442
Accruals and adjustments	178
Cash draw downs	(615)
Non-cash draw downs and foreign exchange	(5)
Fiscal 2025 Restructuring Plan
Accruals and adjustments	778
Cash draw downs	(616)
Balance	162
Workforce Reduction | Fiscal 2024 Restructuring Plan
Balance	442
Accruals and adjustments	66
Cash draw downs	(503)
Non-cash draw downs and foreign exchange	(5)
Workforce Reduction | Fiscal 2025 Restructuring Plan
Accruals and adjustments	778
Cash draw downs	(616)
Balance	162
Office Closures | Fiscal 2024 Restructuring Plan
Accruals and adjustments	112
Cash draw downs	$ (112)